Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Details Purchase Consideration the Net Assets	Apr. 28, 2023 EUR (€)
EUR
Cash purchase	€ 600,000
Contingent consideration	167,000
Total purchase consideration	€ 767,000